Income and Expenses - Summary of Changes in Contract Liabilities and Unearned Revenues Accounts (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract Liabilities [Abstract]
Balances at beginning of the year	₱ 9,571	₱ 8,483	₱ 7,182
Deferred during the year	138,346	127,160	111,084
Recognized as revenue during the year	(134,296)	(126,072)	(109,783)
Balances at end of the year	₱ 13,621	₱ 9,571	₱ 8,483